Annual Fund Operating Expenses - DWS S&P 500 Index Fund	May 01, 2021
Class A
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.26%	[1]
Total annual fund operating expenses	0.55%	[2]
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.55%
Class T
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.29%	[1]
Total annual fund operating expenses	0.59%	[2]
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.56%
Class C
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.22%	[1]
Total annual fund operating expenses	1.27%	[2]
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.27%
Class R6
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.18%	[1]
Total annual fund operating expenses	0.23%	[2]
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.23%
Class S
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.26%	[1]
Total annual fund operating expenses	0.31%	[2]
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.31%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.
[2]	The table and Example below reflect the expenses of both the fund and the Portfolio.